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Prospectus Summary | DFA Global Sustainability Fixed Income Portfolio
DFA Global Sustainability Fixed Income Portfolio
Investment Objective

The investment objective of the DFA Global Sustainability Fixed Income Portfolio (the “Global Sustainability Fixed Income Portfolio” or the “Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prospectus Summary DFA Global Sustainability Fixed Income Portfolio Institutional Class [1]
Management Fee	0.18%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%
[1]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.20% to 0.18% effective as of February 28, 2023.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example	Prospectus Summary DFA Global Sustainability Fixed Income Portfolio Institutional Class USD ($)
1 Year	$ 23
3 Years	71
5 Years	124
10 Years	$ 280

Expense Example, No Redemption	Prospectus Summary DFA Global Sustainability Fixed Income Portfolio Institutional Class USD ($)
1 Year	$ 23
3 Years	71
5 Years	124
10 Years	$ 280

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 39% of the average value of its investment portfolio.

Principal Investment Strategies

The Global Sustainability Fixed Income Portfolio invests in a broad portfolio of investment grade debt securities (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Investor’s Service, Inc. (“Moody’s”)) of U.S. and non-U.S. corporate and government issuers, while excluding or underweighting securities of corporate and certain non-sovereign government issuers based upon the Portfolio’s sustainability impact considerations. At times, the Portfolio may invest a majority of its net assets in securities of U.S. and non-U.S. government issuers. The Advisor expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

The Global Sustainability Fixed Income Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected relative return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to non-government securities depending on the expected credit premium. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Bloomberg Global Aggregate Bond Index (Hedged to USD), which was approximately 6.70 years as of December 31, 2023. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Global Sustainability Fixed Income Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. Under normal circumstances, the Portfolio invests at least 30% of its net assets in non-U.S. issuers. As of the date of the Prospectus, the Portfolio invests approximately 45% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality. The Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and its instrumentalities.

The Global Sustainability Fixed Income Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for hedging purposes such as hedging its interest rate or currency exposure or for non-hedging purposes as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Global Sustainability Fixed Income Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the Global Sustainability Fixed Income Portfolio. Relative to a portfolio without these considerations, the Portfolio will exclude or underweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies with securities in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio will overweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies with securities in the Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that the Advisor believes may be important to investors, the Advisor will consider greenhouse gas emissions intensity, fossil fuel reserves, coal, land use, water use, factory farming activities, biodiversity, involvement in toxic spills or releases, operational waste, tobacco, palm oil, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, the ownership or operation of private prisons and/or immigrant detention facilities, child labor, and severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises), among other factors. In particular, the Portfolio will exclude securities of companies the Advisor considers to have high greenhouse gas emissions intensity or fossil fuel reserves relative to other issuers. The Advisor may engage third party service providers to provide research and/or ratings information relating to the Portfolio’s sustainability impact considerations with respect to securities in the Portfolio, where information is available from such providers. In addition to excluding or underweighting securities of corporate issuers based upon the Portfolio’s sustainability impact considerations, the Portfolio also will exclude or underweight securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon the Portfolio’s sustainability impact considerations. The Portfolio’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the sustainability impact considerations identified above. The Advisor, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the sustainability impact considerations identified above to be consistent with the Portfolio’s strategy of investing in sustainable investments.

The Portfolio may periodically modify, add, or remove certain sustainability impact considerations. (See “Additional Information on Investment Objectives and Policies—Applying the Portfolios’ Sustainability Impact Considerations” in this Prospectus.)

Principal Risks
Risk Table - Prospectus Summary - DFA Global Sustainability Fixed Income Portfolio	Risk [Text Block]
Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Risk

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and a fund that owns them, to rise or fall.

Sustainability Impact Consideration Investment Risk

Sustainability Impact Consideration Investment Risk: A fund that takes into account sustainability impact considerations may limit the number of investment opportunities available to the fund, and as a result, at times, may underperform funds that are not subject to such sustainability impact considerations. For example, a fund may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. A fund may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, a fund may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause a fund’s industry allocations to deviate from that of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability impact of each company with securities eligible for purchase. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations because the third party service providers may not have data on the entire universe of companies with securities considered by the Advisor, or may not have information with respect to each factor considered as a sustainability impact consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. The Advisor’s assessment of a company’s sustainability impact may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that a fund’s investments will reflect the sustainability considerations of any particular investor.

Income Risk

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Interest Rate Risk

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Foreign Securities and Currencies Risk

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign Government Debt Risk

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Global Sustainability Fixed Income Portfolio Institutional Class Shares —Total Returns

Annualized Returns (%)
Average Annual Total Returns - Prospectus Summary - DFA Global Sustainability Fixed Income Portfolio	Label	1 Year	5 Years	Since Inception [1]
Institutional Class	Return Before Taxes	9.65%	1.34%	1.53%
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	7.82%	0.32%	0.52%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Portfolio Shares	5.68%	0.61%	0.76%
Bloomberg Global Aggregate Bond Index (hedged to USD)	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD)		7.15%	1.40%	1.76%
[1]	Since inception November 6, 2018.

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Global Sustainability Fixed Income Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.